ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These consolidated financial statements include the accounts of TCPL and its subsidiaries. The Company consolidates variable interest entities (VIEs) for which it is considered to be the primary beneficiary as well as voting interest entities in which it has a controlling financial interest. To the extent there are interests owned by other parties, these interests are included in non-controlling interests. TCPL uses the equity method of accounting for joint ventures in which the Company is able to exercise joint control and for investments in which the Company is able to exercise significant influence. TCPL records its proportionate share of undivided interests in certain assets. Certain prior year amounts have been reclassified to conform to current year presentation.

Use of Estimates and Judgments
Use of Estimates and Judgments
In preparing these consolidated financial statements, TCPL is required to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. The Company uses the most current information available and exercises careful judgment in making these estimates and assumptions. Significant estimates and judgments used in the preparation of the consolidated financial statements include, but are not limited to:

•	fair value of assets and liabilities acquired in a business combination (Note 5)

•	fair value and depreciation rates of plant, property and equipment (Note 8)

•	carrying value of regulatory assets and liabilities (Note 10)

•	fair value of goodwill (Note 11)

•	fair value of intangible assets (Note 12)

•	carrying value of asset retirement obligations (Note 15)

•	provisions for income taxes, including U.S. Tax Reform (Note 16)

•	assumptions used to measure retirement and other post-retirement obligations (Note 22)

•	fair value of financial instruments (Note 23) and

•	provision for commitments, contingencies, guarantees (Note 26) and restructuring costs (Note 27).
Actual results could differ from these estimates.

Regulation
Regulation
Certain Canadian, U.S. and Mexico natural gas pipeline and storage assets are regulated with respect to construction, operations and the determination of tolls. In Canada, regulated natural gas pipelines and liquids pipelines are subject to the authority of the National Energy Board (NEB) or the Alberta Energy Regulator (AER). In the U.S., regulated natural gas pipelines, liquids pipelines and regulated natural gas storage assets are subject to the authority of the Federal Energy Regulatory Commission (FERC). In Mexico, regulated natural gas pipelines are subject to the authority of the Energy Regulatory Commission (CRE). Rate-regulated accounting (RRA) standards may impact the timing of the recognition of certain revenues and expenses in TCPL's rate-regulated businesses which may differ from that otherwise recognized in non-rate-regulated businesses to appropriately reflect the economic impact of the regulators' decisions regarding revenues and tolls. TCPL's businesses that apply RRA currently include Canadian, U.S. and Mexico natural gas pipelines, and regulated U.S. natural gas storage. RRA is not applicable to liquids pipelines as the regulators' decisions regarding operations and tolls on those systems generally do not have an impact on timing of recognition of revenues and expenses.

Revenue Recognition
Revenue Recognition
Natural Gas Pipelines and Liquids Pipelines
Capacity Arrangements and Transportation
Revenues from the Company's natural gas and liquids pipelines are generated from contractual arrangements for committed capacity and from the transportation of natural gas or crude oil. Revenues earned from firm contracted capacity arrangements are recognized ratably over the contract period regardless of the amount of natural gas or crude oil that is transported. Transportation revenues for interruptible or volumetric-based services are recognized when physical deliveries of natural gas or crude oil are made.
Revenues from Canadian natural gas pipelines subject to RRA are recognized in accordance with decisions made by the NEB. The Company's Canadian natural gas pipeline tolls are based on revenue requirements designed to recover the costs of providing natural gas transportation services, which include a return of and return on capital, as approved by the NEB. The Company's Canadian natural gas pipelines generally are not subject to risks related to variances in revenues and most costs. These variances are generally subject to deferral treatment and are recovered or refunded in future rates. The Company's Canadian natural gas pipelines, at times, are subject to incentive mechanisms, as negotiated with shippers and approved by the NEB. These mechanisms can result in the Company recognizing more or less revenue than required to recover the costs that are subject to incentives. Revenues on firm contracted capacity are recognized ratably over the contract period. Revenues from interruptible or volumetric-based services are recorded when physical delivery is made. Revenues recognized prior to an NEB decision on rates for that period reflect the NEB's last approved rate of return on common equity (ROE) assumptions. Adjustments to revenues are recorded when the NEB decision is received.
The Company's U.S. natural gas pipelines are subject to FERC regulations and, as a result, revenues collected may be subject to refund during a rate proceeding. Allowances for these potential refunds are recognized using management's best estimate based on the facts and circumstances of the proceeding. Any allowances that are recognized during the proceeding process are refunded or retained at the time a regulatory decision becomes final.
Revenues from the Company's Mexico natural gas pipelines are primarily collected based on CRE-approved negotiated firm capacity contracts and recognized ratably over the contract period. Other volumes shipped on these pipelines are subject to
CRE-approved tariffs.
The Company does not take ownership of the natural gas that it transports for its customers.
Regulated Natural Gas Storage
Revenues from the Company's regulated natural gas storage services are recognized either ratably over the contract period for firm committed capacity regardless of the amount of natural gas that is stored, or when gas is injected or withdrawn for interruptible or volumetric-based services. The Company does not take ownership of the natural gas that it stores for its customers.
Midstream and Other
Revenues from the Company's midstream natural gas services, including gathering, treating, conditioning, processing, compression and liquids handling services, are generated from contractual arrangements and are recognized ratably over the contract period regardless of the amount of natural gas that is subject to these services. The Company also owns mineral rights associated with certain storage facilities. These mineral rights can be leased or contributed to producers of natural gas in return for a royalty interest. Royalties from mineral interests are recognized when commodities are produced.
Energy
Power Generation
Revenues from the Company's Energy business are primarily derived from the sale of electricity, which is recorded at the time of delivery. Revenues also include capacity payments and ancillary services, as well as gains and losses resulting from the use of commodity derivative contracts. The accounting for derivative contracts is described in the Derivative instruments and hedging activities policy in this note.
Non-Regulated Natural Gas Storage
Revenues earned from providing non-regulated natural gas storage services are recognized in accordance with the terms of the natural gas storage contracts, which is generally over the term of the contract. Revenues earned on the sale of proprietary natural gas are recorded net of the cost of the proprietary natural gas in the month of delivery. Derivative contracts for the purchase or sale of natural gas are recorded at fair value with changes in fair value recorded in Revenues.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company's Cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.

Inventories
Inventories
Inventories primarily consist of natural gas inventory in storage, crude oil in transit, materials and supplies including spare parts and fuel. Inventories are carried at the lower of cost and net realizable value.

Assets Held For Sale
Assets Held For Sale
The Company classifies assets as held for sale when management approves and commits to a formal plan to actively market a disposal group and expects the sale to close within the next twelve months. Upon classifying an asset as held for sale, the asset is recorded at the lower of its carrying amount or its estimated fair value, net of selling costs, and any losses are recognized in net income. Depreciation expense is no longer recorded once an asset is classified as held for sale.

Plant, Property and Equipment
Plant, Property and Equipment
Natural Gas Pipelines
Plant, property and equipment for natural gas pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and compression equipment are depreciated at annual rates ranging from one per cent to six per cent, and metering and other plant equipment are depreciated at various rates reflecting their estimated useful lives. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. The cost of regulated natural gas pipelines includes an allowance for funds used during construction (AFUDC) consisting of a debt component and an equity component based on the rate of return on rate base approved by regulators. AFUDC is reflected as an increase in the cost of the assets in plant, property and equipment with a corresponding credit recognized in Allowance for funds used during construction in the Consolidated statement of income. The equity component of AFUDC is a non-cash expenditure. Interest is capitalized during construction of non-regulated natural gas pipelines.
Regulated natural gas storage base gas, which is valued at cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver natural gas held in storage. Base gas is not depreciated.
When regulated natural gas pipelines retire plant, property and equipment from service, the original book cost is removed from the gross plant amount and recorded as a reduction to accumulated depreciation. Costs incurred to remove a plant, property and equipment from service, net of any salvage proceeds, are also recorded in accumulated depreciation.
Midstream and Other
Plant, property and equipment for midstream assets is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Gathering and processing facilities are depreciated at annual rates ranging from
1.7 per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
The Company participates as a working interest partner in the development of certain Marcellus and Utica acreage. The working interest allows the Company to invest in drilling activities in addition to receiving a royalty interest in well production. The Company uses the successful efforts method of accounting for natural gas and crude oil resulting from its portion of drilling activities. Capitalized well costs are depleted based on the units of production method.
Liquids Pipelines
Plant, property and equipment for liquids pipelines is carried at cost. Depreciation is calculated on a straight-line basis once the assets are ready for their intended use. Pipeline and pumping equipment are depreciated at annual rates ranging from two per cent to 2.5 per cent, and other plant and equipment are depreciated at various rates. The cost of these assets includes interest capitalized during construction. When liquids pipelines retire plant, property and equipment from service, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Energy
Plant, property and equipment for Energy assets are recorded at cost and, once the assets are ready for their intended use, depreciated by major component on a straight-line basis over their estimated service lives at average annual rates ranging from two per cent to 20 per cent. Other equipment is depreciated at various rates. The cost of major overhauls of equipment is capitalized and depreciated over the estimated service lives of the overhauls. Interest is capitalized on facilities under construction. When these assets are retired from plant, property and equipment, the original book cost and related accumulated depreciation are derecognized and any gain or loss is recorded in net income.
Non-regulated natural gas storage base gas, which is valued at original cost, represents gas volumes that are maintained to ensure adequate reservoir pressure exists to deliver gas held in storage. Base gas is not depreciated.
Corporate
Corporate plant, property and equipment is recorded at cost and depreciated on a straight-line basis over its estimated useful life at average annual rates ranging from three per cent to 20 per cent.
Capitalized Project Costs
The Company capitalizes project costs once advancement of the project to a construction stage is probable or costs are otherwise likely to be recoverable. The Company also capitalizes interest costs for non-regulated projects in development and AFUDC for regulated projects in development. Capital projects in development are included in Intangible and other assets on the Consolidated balance sheet. These represent larger projects that generally require regulatory or other approvals before physical construction can begin. Once approvals are received, projects are moved to Plant, property and equipment under construction. When the asset is ready for its intended use and available for operations, capitalized project costs are depreciated in accordance with the Company's plant, property and equipment depreciation policies.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets, such as Plant, property and equipment and Intangible assets for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows or the estimated selling price is less than the carrying value of an asset, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.

Acquisitions and Goodwill
Acquisitions and Goodwill
The Company accounts for business combinations using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are primarily measured at their estimated fair values at the date of acquisition. The excess of the fair value of the consideration transferred over the estimated fair value of the net assets acquired is classified as goodwill. Goodwill is not amortized and is tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that it might be impaired. The annual review for goodwill impairment is performed at the reporting unit level which is one level below the Company's operating segments. The Company can initially assess qualitative factors to determine whether events or changes in circumstances indicate that goodwill might be impaired. If the Company concludes that it is not more likely than not that the fair value of the reporting unit is greater than its carrying value, the first step of a two-step impairment test is performed by comparing the fair value of the reporting unit to its carrying value, which includes goodwill. If the fair value of the reporting unit is less than its carrying value, an impairment is indicated and the second step is performed to measure the amount of the impairment. In the second step, the implied fair value of goodwill is calculated by deducting the recognized amounts of all tangible and intangible net assets of the reporting unit from the fair value determined in the initial assessment. If the carrying value of goodwill exceeds the calculated implied fair value of goodwill, an impairment charge is recorded in an amount equal to the difference. The Company can elect to move directly to the first step of the two-step impairment test for any of its reporting units when performing its annual impairment test.

Loans and Receivables	Loans and Receivables Loans receivable from affiliates and accounts receivable are measured at cost.
Power Purchase Arrangements
Power Purchase Arrangements
A power purchase arrangement (PPA) is a long-term contract for the purchase or sale of power on a predetermined basis. TCPL has PPAs for the sale of power that are accounted for as operating leases where TCPL is the lessor. During 2016, the Company terminated its Alberta PPAs under which it purchased power and recorded an impairment charge. Prior to their termination, substantially all of these PPAs were also accounted for as operating leases, where TCPL was the lessee, and initial payments to acquire these PPAs were recognized in Intangible and other assets and amortized on a straight-line basis over the term of the contracts. A portion of these PPAs were subleased to third parties under terms and conditions similar to the PPAs, and were also accounted for as operating leases with the margin earned from the subleases recorded in Revenues.

Restricted Investments
Restricted Investments
The Company has certain investments that are restricted as to their withdrawal and use. These restricted investments are classified as available for sale and are recorded at fair value on the Consolidated balance sheet.
As a result of the NEB’s Land Matters Consultation Initiative (LMCI), TCPL is required to collect funds to cover estimated future pipeline abandonment costs for all NEB regulated Canadian pipelines. Funds collected are placed in trusts that hold and invest the funds and are accounted for as restricted investments. LMCI restricted investments may only be used to fund the abandonment of the NEB regulated pipeline facilities; therefore, a corresponding regulatory liability is recorded on the Consolidated balance sheet. The Company also has other restricted investments that have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred income tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates at the balance sheet date that are anticipated to apply to taxable income in the years in which temporary differences are expected to be reversed or settled. Changes to these balances are recognized in net income in the period during which they occur, except for changes in balances related to regulated natural gas pipelines which are deferred until they are refunded or recovered in tolls, as permitted by the regulator. Deferred income tax assets and liabilities are classified as non-current on the Consolidated balance sheet.
Canadian income taxes are not provided on the unremitted earnings of foreign investments that the Company does not intend to repatriate in the foreseeable future.

Asset Retirement Obligations
Asset Retirement Obligations
The Company recognizes the fair value of a liability for asset retirement obligations (ARO) in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to Operating and other expenses.
The Company has recorded AROs related to its non-regulated natural gas storage operations, mineral rights and power generation facilities. The scope and timing of asset retirements related to most of the Company's natural gas pipelines and liquids pipelines is indeterminable. As a result, the Company has not recorded an amount for ARO related to these assets, with the exception of certain abandoned facilities and certain facilities expected to be retired as part of an ongoing modernization program that will improve system integrity and enhance service reliability and flexibility on its Columbia Gas pipeline.

Environmental Liabilities
Environmental Liabilities
The Company records liabilities on an undiscounted basis for environmental remediation efforts that are likely to occur and where the cost can be reasonably estimated. These estimates, including associated legal costs, are based on available information using existing technology and enacted laws and regulations. These estimates are subject to revision in future periods based on actual costs incurred or new circumstances. Amounts expected to be recovered from other parties, including insurers, are recorded as an asset separate from the associated liability.
Emission allowances or credits purchased for compliance are recorded on the Consolidated balance sheet at historical cost and expensed when they are utilized. Compliance costs are expensed when incurred. Allowances granted to or internally generated by TCPL are not attributed a value for accounting purposes. When required, TCPL accrues emission liabilities on the Consolidated balance sheet upon the generation or sale of power using the best estimate of the amount required to settle the obligation. Allowances and credits not used for compliance are sold and any gain or loss is recorded in Revenues.

Stock Options and Other Compensation Programs
Stock Options and Other Compensation Programs
TransCanada's Stock Option Plan permits options for the purchase of TransCanada common shares to be awarded to certain employees, including officers. Stock options granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value as calculated using a binomial model and is recognized on a straight-line basis over the vesting period with an offset to Additional paid-in capital. TCPL records the compensation expense associated with these stock options.
The Company has medium-term incentive plans, under which payments are made to eligible employees. The expense related to these incentive plans is accounted for on an accrual basis. Under these plans, benefits vest when certain conditions are met, including the employees' continued employment during a specified period and achievement of specified corporate performance targets.

Employee Post-Retirement Benefits
Employee Post-Retirement Benefits
The Company sponsors defined benefit pension plans (DB Plans), defined contribution plans (DC Plans), a savings plan and other post-retirement benefit plans. Contributions made by the Company to the DC Plans and savings plan are expensed in the period in which contributions are made. The cost of the DB Plans and other post-retirement benefits received by employees is actuarially determined using the projected benefit method pro-rated based on service, and management's best estimate of expected plan investment performance, salary escalation, retirement age of employees and expected health care costs.
The DB Plans' assets are measured at fair value at December 31 of each year. The expected return on the DB Plans' assets is determined using market-related values based on a five-year moving average value for all of the DB Plans' assets. Past service costs are amortized over the expected average remaining service life of the employees. Adjustments arising from plan amendments are amortized on a straight-line basis over the average remaining service life of employees active at the date of amendment. The Company recognizes the overfunded or underfunded status of its DB Plans as an asset or liability, respectively, on its Consolidated balance sheet and recognizes changes in that funded status through Other comprehensive income/(loss) (OCI) in the year in which the change occurs. The excess of net actuarial gains or losses over 10 per cent of the greater of the benefit obligation and the market-related value of the DB Plans' assets, if any, is amortized out of Accumulated other comprehensive income/(loss) (AOCI) and into net income over the average remaining service life of the active employees. When the restructuring of a benefit plan gives rise to both a curtailment and a settlement, the curtailment is accounted for prior to the settlement.
For certain regulated operations, post-retirement benefit amounts are recoverable through tolls as benefits are funded. The Company records any unrecognized gains or losses or changes in actuarial assumptions related to these post-retirement benefit plans as either regulatory assets or liabilities. The regulatory assets or liabilities are amortized on a straight-line basis over the expected average remaining service life of active employees.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which the Company or reporting subsidiary operates. This is referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Exchange gains and losses resulting from translation of monetary assets and liabilities are recorded in net income except for exchange gains and losses of the foreign currency debt related to Canadian regulated natural gas pipelines, which are deferred until they are refunded or recovered in tolls, as permitted by the NEB.
Gains and losses arising from translation of foreign operations' functional currencies to the Company's Canadian dollar reporting currency are reflected in OCI until the operations are sold, at which time the gains and losses are reclassified to net income. Asset and liability accounts are translated at the period-end exchange rates while revenues, expenses, gains and losses are translated at the exchange rates in effect at the time of the transaction. The Company's U.S. dollar-denominated debt and certain derivative hedging instruments have been designated as a hedge of the net investment in foreign subsidiaries and, as a result, the unrealized foreign exchange gains and losses on the U.S. dollar denominated debt are also reflected in OCI.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
All derivative instruments are recorded on the Consolidated balance sheet at fair value, unless they qualify for and are designated under a normal purchase and normal sales exemption, or are considered to meet other permitted exemptions.
The Company applies hedge accounting to arrangements that qualify for and are designated for hedge accounting treatment. This includes fair value and cash flow hedges and hedges of foreign currency exposures of net investments in foreign operations. Hedge accounting is discontinued prospectively if the hedging relationship ceases to be effective or the hedging or hedged items cease to exist as a result of maturity, expiry, sale, termination, cancellation or exercise.
In a fair value hedging relationship, the carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk and these changes are recognized in net income. Changes in the fair value of the hedged item, to the extent that the hedging relationship is effective, are offset by changes in the fair value of the hedging item, which are also recorded in net income. Changes in the fair value of foreign exchange and interest rate fair value hedges are recorded in Interest income and other and Interest expense, respectively. If hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to net income over the remaining term of the original hedging relationship.
In a cash flow hedging relationship, the effective portion of the change in the fair value of the hedging derivative is initially recognized in OCI, while any ineffective portion is recognized in net income in the same financial statement category as the underlying transaction. When hedge accounting is discontinued, the amounts recognized previously in AOCI are reclassified to Revenues, Interest expense and Interest income and other, as appropriate, during the periods when the variability in cash flows of the hedged item affects net income or as the original hedged item settles. Gains and losses on derivatives are reclassified immediately to net income from AOCI when the hedged item is sold or terminated early, or when it becomes probable that the anticipated transaction will not occur.
In hedging the foreign currency exposure of a net investment in a foreign operation, the effective portion of foreign exchange gains and losses on the hedging instruments is recognized in OCI and the ineffective portion is recognized in net income. The amounts recognized previously in AOCI are reclassified to net income in the event the Company reduces its net investment in a foreign operation.
In some cases, derivatives do not meet the specific criteria for hedge accounting treatment. In these instances, the changes in fair value are recorded in net income in the period of change.
The recognition of gains and losses on derivatives for Canadian natural gas regulated pipelines exposures is determined through the regulatory process. Gains and losses arising from changes in the fair value of derivatives accounted for as part of RRA, including those that qualify for hedge accounting treatment, are refunded or recovered through the tolls charged by the Company. As a result, these gains and losses are deferred as Regulatory assets or Regulatory liabilities and are refunded to or collected from the ratepayers, in subsequent years when the derivative settles.
Derivatives embedded in other financial instruments or contracts (host instrument) are recorded as separate derivatives. Embedded derivatives are measured at fair value if their economic characteristics are not clearly and closely related to those of the host instrument, their terms are the same as those of a stand-alone derivative and the total contract is not held for trading or accounted for at fair value. When changes in the fair value of embedded derivatives are measured separately, they are included in net income.

Long-Term Debt Transaction Costs and Issuance Costs
Long-Term Debt Transaction Costs and Issuance Costs
The Company records long-term debt transaction costs and issuance costs as a deduction from the carrying amount of the related debt liability and amortizes these costs using the effective interest method for all costs except those related to the Canadian natural gas regulated pipelines, which continue to be amortized on a straight-line basis in accordance with the provisions of regulatory tolling mechanisms.

Guarantees
Guarantees
Upon issuance, the Company records the fair value of certain guarantees entered into by the Company on behalf of partially owned entity or by partially owned entities for which contingent payments may be made. The fair value of these guarantees is estimated by discounting the cash flows that would be incurred by the Company if letters of credit were used in place of the guarantees as appropriate in the circumstances. Guarantees are recorded as an increase to Equity investments, Plant, property and equipment, or a charge to net income, and a corresponding liability is recorded in Other long-term liabilities. The release from the obligation is recognized either over the term of the guarantee or upon expiration or settlement of the guarantee.

Accounting Changes
ACCOUNTING CHANGES
Changes in Accounting Policies for 2017
Inventory
In July 2015, the Financial Accounting Standards Board (FASB) issued new guidance on simplifying the measurement of inventory. The new guidance specifies that an entity should measure inventory within the scope of this guidance at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This new guidance was effective January 1, 2017, was applied prospectively and did not have a material impact on the Company's Consolidated balance sheet.
Derivatives and hedging
In March 2016, the FASB issued new guidance that clarifies the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The new guidance requires only an assessment of the four-step decision sequence outlined in GAAP to determine whether the economic characteristics and risks of call or put options are clearly and closely related to the economic characteristics and risks of their debt hosts. This new guidance was effective January 1, 2017, was applied prospectively and has not resulted in any impact on the Company's consolidated financial statements.
Equity method investments
In March 2016, the FASB issued new guidance that simplifies the transition to equity method accounting. The new guidance eliminates the requirement to retroactively apply the equity method of accounting when an increase in ownership interest in an investment qualifies it for equity method accounting. This new guidance was effective January 1, 2017, was applied prospectively and has not resulted in any impact on the Company's consolidated financial statements.
Employee share-based payments
In March 2016, the FASB issued new guidance that simplifies several aspects of the accounting for employee share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The new guidance also permits entities to make an accounting policy election either to continue to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures when they occur. The Company has elected to account for forfeitures when they occur. This new guidance was effective January 1, 2017 and resulted in a cumulative-effect adjustment of $12 million to retained earnings and the recognition of a deferred tax asset related to employee share-based payments that were made prior to the adoption of this guidance.
Consolidation
In October 2016, the FASB issued new guidance on consolidation relating to VIEs held through related parties that are under common control. The new guidance amends the consolidation requirements such that if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The new guidance was effective January 1, 2017, was applied retrospectively and did not result in any change to the Company's consolidation conclusions.
Future Accounting Changes
Revenue from contracts with customers
In 2014, the FASB issued new guidance on revenue from contracts with customers. The new guidance requires that an entity recognize revenue in accordance with a prescribed model. This model is used to depict the transfer of promised goods or services to customers in an amount that reflects the total consideration to which it expects to be entitled during the term of the contract in exchange for those goods or services. The new guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and the related cash flows. The Company will adopt the new guidance on the effective date of January 1, 2018. There are two methods in which the new guidance can be adopted: (1) a full retrospective approach with restatement of all prior periods presented, or (2) a modified retrospective approach with a cumulative-effect adjustment as of the date of adoption. The Company will adopt the guidance using the modified retrospective approach with the cumulative-effect of the adjustment, if any, recognized at the date of adoption, subject to allowable and elected practical expedients.
The Company identified all existing customer contracts that are within the scope of the new guidance by operating segment. The Company has completed its analysis of the contracts and has not identified any material differences in the amount and timing of revenue recognition as a result of implementing the new guidance. Therefore, the Company will not require a cumulative-effect adjustment to opening retained earnings on January 1, 2018.
Although consolidated revenues will not be materially impacted by the new guidance, the Company will be required to add significant disclosures based on the prescribed requirements. These new disclosures will include information regarding the significant judgments used in evaluating when and how revenues, are recognized and information related to contract assets and deferred revenues. In addition, the new guidance requires that the Company’s revenue recognition policy disclosure include additional detail regarding the various performance obligations and the nature, amount, timing and estimates of revenues and cash flows generated from contracts with customers. The Company has developed draft disclosures required in first quarter 2018 with a particular focus on the scope of contracts subject to disclosure of future revenues from remaining performance obligations. The Company has addressed system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance.
Financial instruments
In January 2016, the FASB issued new guidance on the accounting for equity investments and financial liabilities. The new guidance will change the income statement effect of equity investments and the recognition of changes in the fair value of financial liabilities when the fair value option is elected. The new guidance also requires the Company to assess valuation allowances for deferred tax assets related to available for sale debt securities in combination with their other deferred tax assets. This new guidance is effective January 1, 2018 and a method of adoption is specified for each component of the guidance. The Company has completed its analysis and does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.
Leases
In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease requiring the lessor to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset in order for an arrangement to qualify as a lease. The new guidance also establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new guidance does not make extensive changes to lessor accounting.
The new guidance is effective January 1, 2019, with early adoption permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is continuing to identify and analyze existing lease agreements to determine the effect of application of the new guidance on its consolidated financial statements. The Company is also addressing system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance and continues to monitor and analyze additional guidance and clarification provided by the FASB.
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that significantly changes how entities measure credit losses for most financial assets and certain other financial instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than a direct write down of the amortized cost basis. The new guidance is effective January 1, 2020 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Income taxes
In October 2016, the FASB issued new guidance on the income tax effects of intra-entity transfers of assets other than inventory. The new guidance requires the recognition of deferred and current income taxes for an intra-entity asset transfer when the transfer occurs. The new guidance is effective January 1, 2018 and will be applied using a modified retrospective approach. The Company has completed its analysis and does not expect the application of this guidance to have a material impact on its consolidated financial statements.
Restricted cash
In November 2016, the FASB issued new guidance on restricted cash and cash equivalents on the statement of cash flows. The new guidance requires that the statement of cash flows explain the change during the period in the total cash and cash equivalents balance, and amounts generally described as restricted cash or restricted cash equivalents. Restricted cash and cash equivalents will be included with Cash and cash equivalents when reconciling the beginning of year and end of year total amounts on the statement of cash flows. This new guidance is effective January 1, 2018 and will be applied retrospectively.
Goodwill impairment
In January 2017, the FASB issued new guidance on simplifying the test for goodwill impairment by eliminating Step 2 of the impairment test, which is the requirement to calculate the implied fair value of goodwill to measure the impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This new guidance is effective January 1, 2020 and will be applied prospectively, however, early adoption is permitted.
Employee post-retirement benefits
In March 2017, the FASB issued new guidance that will require entities to disaggregate the current service cost component from the other components of net benefit cost and present it with other current compensation costs for related employees in the income statement. The new guidance also requires that the other components of net benefit cost be presented elsewhere in the income statement and excluded from income from operations if such a subtotal is presented. In addition, the new guidance makes changes to the components of net benefit cost that are eligible for capitalization. Entities must use a retrospective transition method to adopt the requirement for separate presentation in the income statement of the components of net benefit cost, and a prospective transition method to adopt the change to capitalization of benefit costs. This new guidance is effective January 1, 2018. The Company has completed its analysis and does not expect the application of this guidance to have a material impact on its consolidated financial statements.
Amortization on purchased callable debt securities
In March 2017, the FASB issued new guidance that shortens the amortization period for the premium on certain purchased callable debt securities by requiring entities to amortize the premium to the earliest call date. This new guidance is effective January 1, 2019 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Hedge accounting
In August 2017, the FASB issued new guidance on hedge accounting, making more financial and non-financial hedging strategies eligible for hedge accounting. The new guidance also amends the presentation requirements relating to the change in fair value of a derivative and additional disclosure requirements include cumulative basis adjustments for fair value hedges and the effect of hedging on individual statement of income line items. This new guidance is effective January 1, 2019, with early adoption permitted. The Company has elected to apply this guidance effective January 1, 2018. The Company has completed its analysis and does not expect the application of this guidance to have a material impact on its consolidated financial statements.